UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00066

American Balanced Fund
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Patrick F. Quan
American Balanced Fund
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Balanced Fund ®
Investment portfolio

September 30, 2012
unaudited

Common stocks — 70.34%	Shares	Value (000)

FINANCIALS — 13.43%
Wells Fargo & Co.	44,246,600	$1,527,835
Berkshire Hathaway Inc., Class A1	8,777	1,164,708
Goldman Sachs Group, Inc.	8,696,700	988,641
American Express Co.	16,224,000	922,497
ACE Ltd.	5,120,000	387,072
JPMorgan Chase & Co.	8,545,215	345,910
Weyerhaeuser Co.1	12,315,242	321,920
American Tower Corp.	4,450,000	317,686
Citigroup Inc.	9,500,000	310,840
SunTrust Banks, Inc.	9,500,000	268,565
BlackRock, Inc.	1,000,000	178,300
U.S. Bancorp	4,410,000	151,263
Moody’s Corp.	2,975,000	131,406
Allstate Corp.	2,250,000	89,122
HDFC Bank Ltd. (ADR)	2,200,000	82,676
Chubb Corp.	1,000,000	76,280
Bank of America Corp.	8,000,000	70,640
Progressive Corp.	3,130,000	64,916
T. Rowe Price Group, Inc.	720,000	45,576
		7,445,853

INDUSTRIALS — 9.06%
Union Pacific Corp.	7,793,187	925,051
Boeing Co.	12,750,000	887,655
Lockheed Martin Corp.	6,913,956	645,625
General Electric Co.	26,600,000	604,086
Deere & Co.	5,640,000	465,244
Parker-Hannifin Corp.	4,100,000	342,678
Cummins Inc.	2,695,000	248,506
United Technologies Corp.	2,847,153	222,904
Emerson Electric Co.	3,495,000	168,704
General Dynamics Corp.	1,865,000	123,314
Honeywell International Inc.	1,500,000	89,625
Northrop Grumman Corp.	1,250,000	83,037
Rockwell Collins, Inc.	1,400,000	75,096
Expeditors International of Washington, Inc.	1,480,000	53,813
C.H. Robinson Worldwide, Inc.	850,000	49,767
CSX Corp.	1,828,400	37,939
		5,023,044

CONSUMER DISCRETIONARY — 8.98%
Home Depot, Inc.	24,655,000	1,488,422
Amazon.com, Inc.1	4,170,000	1,060,514
Comcast Corp., Class A	20,310,000	726,489
VF Corp.	1,750,000	278,880
Walt Disney Co.	4,675,936	244,458
Time Warner Inc.	5,000,000	226,650
DIRECTV1	3,945,000	206,955
General Motors Co.1	7,500,000	170,625
Macy’s, Inc.	4,000,000	150,480
Las Vegas Sands Corp.	3,221,423	149,377
Starbucks Corp.	2,500,000	126,875
NIKE, Inc., Class B	827,221	78,512
Johnson Controls, Inc.	2,445,000	66,993
		4,975,230

INFORMATION TECHNOLOGY — 8.51%
Microsoft Corp.	23,780,000	708,169
Texas Instruments Inc.	23,760,000	654,588
Oracle Corp.	20,542,591	646,886
Apple Inc.	735,000	490,436
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	27,948,600	442,147
Google Inc., Class A1	440,000	331,980
TE Connectivity Ltd.	8,880,000	302,009
Maxim Integrated Products, Inc.	9,420,000	250,760
ASML Holding NV (New York registered)	4,304,000	231,039
Corning Inc.	13,000,000	170,950
Samsung Electronics Co. Ltd.	115,000	139,272
Paychex, Inc.	3,477,000	115,749
EMC Corp.1	4,000,000	109,080
Analog Devices, Inc.	2,000,000	78,380
Yahoo! Inc.1	2,784,500	44,482
		4,715,927

ENERGY — 7.56%
Chevron Corp.	14,137,000	1,647,809
Royal Dutch Shell PLC, Class B (ADR)	15,204,700	1,084,095
ConocoPhillips	4,200,000	240,156
Concho Resources Inc.1	2,098,920	198,873
Kinder Morgan, Inc.	5,320,000	188,966
Southwestern Energy Co.1	3,560,000	123,817
Transocean Ltd.	2,500,000	112,225
Baker Hughes Inc.	2,400,000	108,552
Occidental Petroleum Corp.	1,200,000	103,272
Technip SA	750,000	83,377
Cimarex Energy Co.	1,180,000	69,089
Suncor Energy Inc.	2,000,000	65,792
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	2,825,000	64,806
Apache Corp.	675,000	58,367
TOTAL SA (ADR)	800,000	40,080
		4,189,276

HEALTH CARE — 7.51%
Merck & Co., Inc.	23,174,575	1,045,173
Bristol-Myers Squibb Co.	16,080,000	542,700
Gilead Sciences, Inc.1	6,728,000	446,268
UnitedHealth Group Inc.	7,900,000	437,739
Cardinal Health, Inc.	9,695,000	377,814
Baxter International Inc.	6,225,000	375,119
Pfizer Inc	12,750,000	316,838
Johnson & Johnson	3,900,000	268,749
Quest Diagnostics Inc.	2,450,000	155,404
Roche Holding AG	800,000	149,452
Teva Pharmaceutical Industries Ltd. (ADR)	1,100,000	45,551
		4,160,807

CONSUMER STAPLES — 6.11%
Costco Wholesale Corp.	7,837,326	784,712
Philip Morris International Inc.	7,970,000	716,822
Procter & Gamble Co.	8,030,000	556,961
Nestlé SA	6,500,000	409,835
Nestlé SA (ADR)	1,500,000	94,815
PepsiCo, Inc.	4,770,000	337,573
Unilever NV (New York registered)	3,635,000	128,970
Coca-Cola Co.	2,580,000	97,859
Kraft Foods Inc., Class A	2,300,000	95,105
Kellogg Co.	1,700,000	87,822
Colgate-Palmolive Co.	700,000	75,054
		3,385,528

MATERIALS — 3.72%
Potash Corp. of Saskatchewan Inc.	13,140,346	570,554
E.I. du Pont de Nemours and Co.	6,750,000	339,323
Dow Chemical Co.	11,025,500	319,298
Alcoa Inc.	17,500,000	154,875
Nucor Corp.	4,000,000	153,040
Mosaic Co.	2,400,000	138,264
Cliffs Natural Resources Inc.	3,033,000	118,681
Monsanto Co.	1,300,000	118,326
Steel Dynamics, Inc.	5,179,668	58,168
Rio Tinto PLC	1,060,000	49,382
Barrick Gold Corp.	1,060,000	44,266
		2,064,177

UTILITIES — 1.71%
PG&E Corp.	7,660,000	326,852
Exelon Corp.	4,810,000	171,140
FirstEnergy Corp.	3,360,000	148,176
National Grid PLC	11,428,275	126,043
Duke Energy Corp.	1,693,333	109,728
Edison International	1,500,000	68,535
		950,474

TELECOMMUNICATION SERVICES — 0.99%
AT&T Inc.	9,670,000	364,559
Verizon Communications Inc.	4,000,000	182,280
		546,839

MISCELLANEOUS — 2.76%
Other common stocks in initial period of acquisition		1,529,484

Total common stocks (cost: $28,219,817,000)		38,986,639

	Principal amount
Bonds & notes — 25.79%	(000)

MORTGAGE-BACKED OBLIGATIONS2 — 9.01%
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	$16,000	16,043
Fannie Mae 11.00% 2018	154	168
Fannie Mae, Series 2012-M8, multifamily 1.52% 2019	16,665	17,143
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022	21,843	22,422
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022	14,000	14,646
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	1,431	1,453
Fannie Mae 3.50% 2024	1,426	1,519
Fannie Mae 4.00% 2024	39,259	41,937
Fannie Mae 4.00% 2024	14,747	15,789
Fannie Mae 4.00% 2024	12,021	12,871
Fannie Mae 4.00% 2024	2,215	2,372
Fannie Mae 3.50% 2025	18,409	19,577
Fannie Mae 3.50% 2025	17,322	18,452
Fannie Mae 3.50% 2025	512	545
Fannie Mae 4.50% 2025	13,842	14,981
Fannie Mae 4.50% 2025	13,530	14,643
Fannie Mae, Series 2001-4, Class NA, 11.289% 20253	72	80
Fannie Mae 3.50% 2026	92,660	98,705
Fannie Mae 2.50% 2027	48,500	50,872
Fannie Mae 3.00% 2027	210,000	222,600
Fannie Mae 3.00% 2027	58,536	62,516
Fannie Mae 3.00% 2027	26,950	28,634
Fannie Mae 3.50% 2027	68,400	72,793
Fannie Mae, Series 2001-20, Class D, 11.01% 20313	37	41
Fannie Mae 5.00% 2033	7,017	7,710
Fannie Mae 5.00% 2033	3,655	4,015
Fannie Mae 5.50% 2033	10,474	11,592
Fannie Mae 5.50% 2033	8,876	9,822
Fannie Mae 5.50% 2033	1,040	1,151
Fannie Mae 4.50% 2034	39,533	42,988
Fannie Mae 5.00% 2034	7,919	8,700
Fannie Mae 5.00% 2034	4,299	4,723
Fannie Mae 5.00% 2035	30,700	33,633
Fannie Mae 5.00% 2035	3,831	4,212
Fannie Mae 5.50% 2035	4,645	5,134
Fannie Mae 5.50% 2035	2,674	2,955
Fannie Mae 6.50% 2035	6,910	7,992
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	3,706	3,413
Fannie Mae 5.00% 2036	7,161	7,837
Fannie Mae 5.00% 2036	3,605	3,946
Fannie Mae 5.50% 2036	1,124	1,235
Fannie Mae 5.50% 2036	1,123	1,235
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	8,112	9,181
Fannie Mae 6.00% 2036	2,846	3,162
Fannie Mae 5.164% 20373	7,410	7,788
Fannie Mae 6.00% 2037	43,786	48,490
Fannie Mae 6.00% 2037	40,092	44,588
Fannie Mae 6.00% 2037	14,535	16,079
Fannie Mae 6.00% 2037	10,416	11,522
Fannie Mae 6.00% 2037	5,687	6,284
Fannie Mae 6.50% 2037	12,093	13,590
Fannie Mae 6.50% 2037	10,004	11,254
Fannie Mae 6.50% 2037	8,615	9,686
Fannie Mae 6.50% 2037	5,933	6,585
Fannie Mae 7.00% 2037	2,460	2,768
Fannie Mae 7.00% 2037	2,160	2,430
Fannie Mae 7.00% 2037	1,056	1,188
Fannie Mae 5.00% 2038	120,035	131,149
Fannie Mae 5.00% 2038	4,384	4,817
Fannie Mae 5.50% 2038	3,016	3,308
Fannie Mae 6.00% 2038	42,458	46,988
Fannie Mae 6.00% 2038	23,929	26,500
Fannie Mae 6.00% 2038	13,850	15,293
Fannie Mae 6.00% 2038	4,221	4,660
Fannie Mae 6.50% 2038	13,632	15,328
Fannie Mae 4.50% 2039	41,368	44,783
Fannie Mae 5.00% 2039	3,317	3,618
Fannie Mae 6.00% 2039	75,539	83,655
Fannie Mae 6.00% 2039	28,900	32,005
Fannie Mae 6.00% 2039	6,821	7,532
Fannie Mae 6.00% 2039	6,374	7,051
Fannie Mae 4.00% 2040	126,564	136,573
Fannie Mae 4.00% 2040	39,115	43,003
Fannie Mae 4.17% 20403	4,724	5,048
Fannie Mae 4.408% 20403	3,057	3,270
Fannie Mae 4.50% 2040	80,169	87,037
Fannie Mae 4.50% 2040	48,664	52,834
Fannie Mae 4.50% 2040	41,690	45,114
Fannie Mae 4.50% 2040	32,161	34,917
Fannie Mae 4.50% 2040	26,493	28,763
Fannie Mae 4.50% 2040	14,104	15,313
Fannie Mae 5.00% 2040	38,759	42,657
Fannie Mae 5.00% 2040	5,664	6,267
Fannie Mae 5.00% 2040	4,678	5,125
Fannie Mae 5.00% 2040	4,425	4,870
Fannie Mae 6.00% 2040	6,834	7,541
Fannie Mae 3.50% 2041	43,736	46,950
Fannie Mae 3.569% 20413	25,724	27,296
Fannie Mae 4.00% 2041	60,137	64,893
Fannie Mae 4.00% 2041	35,202	37,986
Fannie Mae 4.00% 2041	29,310	31,628
Fannie Mae 4.00% 2041	22,651	24,443
Fannie Mae 4.00% 2041	20,226	21,826
Fannie Mae 4.50% 2041	67,936	73,884
Fannie Mae 4.50% 2041	20,174	21,941
Fannie Mae 4.50% 2041	14,588	15,865
Fannie Mae 5.50% 2041	72,446	79,457
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	408	478
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	319	365
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	556	667
Fannie Mae 3.00% 2042	170,750	180,248
Fannie Mae 3.50% 2042	197,135	211,427
Fannie Mae 3.50% 2042	167,325	179,012
Fannie Mae 3.50% 2042	107,745	116,908
Fannie Mae 3.50% 2042	86,352	92,711
Fannie Mae 3.50% 2042	74,073	79,933
Fannie Mae 3.50% 2042	30,845	33,285
Fannie Mae 3.50% 2042	8,239	8,929
Fannie Mae 4.00% 2042	34,646	38,084
Fannie Mae 4.00% 2042	4,195	4,612
Fannie Mae 4.50% 2042	49,000	53,027
Fannie Mae 6.00% 2042	131,334	145,083
Fannie Mae, Series 2002-W1, Class 2A, 7.014% 20423	566	669
Fannie Mae 6.50% 2047	2,373	2,629
Fannie Mae 6.50% 2047	783	867
Fannie Mae 6.50% 2047	680	754
Fannie Mae 6.50% 2047	464	514
Fannie Mae 7.00% 2047	1,489	1,666
Fannie Mae 7.00% 2047	1,295	1,449
Fannie Mae 7.00% 2047	1,035	1,158
Fannie Mae 7.00% 2047	1,007	1,127
Fannie Mae 7.00% 2047	560	626
Fannie Mae 7.00% 2047	455	509
Fannie Mae 7.00% 2047	375	420
Fannie Mae 7.00% 2047	145	163
Fannie Mae 7.00% 2047	127	142
Fannie Mae 7.00% 2047	50	56
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019	16,115	16,628
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	10,300	10,832
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022	16,000	16,378
Freddie Mac 5.00% 2023	10,809	11,677
Freddie Mac 5.00% 2023	7,903	8,538
Freddie Mac 5.00% 2023	5,370	5,802
Freddie Mac 5.00% 2023	2,395	2,587
Freddie Mac 5.00% 2023	2,289	2,473
Freddie Mac 5.00% 2023	1,849	1,998
Freddie Mac 5.00% 2024	14,574	15,748
Freddie Mac 6.00% 2026	5,228	5,744
Freddie Mac 6.00% 2026	3,891	4,276
Freddie Mac 6.00% 2026	3,506	3,852
Freddie Mac 6.50% 2027	2,106	2,367
Freddie Mac 6.50% 2027	637	716
Freddie Mac 6.50% 2027	441	496
Freddie Mac 6.50% 2028	1,233	1,386
Freddie Mac, Series T-041, Class 3-A, 6.924% 20323	2,560	2,991
Freddie Mac, Series 3061, Class PN, 5.50% 2035	6,939	7,671
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	9,995	9,451
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	7,288	6,921
Freddie Mac, Series 3233, Class PA, 6.00% 2036	17,887	20,107
Freddie Mac, Series 3318, Class JT, 5.50% 2037	15,142	16,630
Freddie Mac, Series 3312, Class PA, 5.50% 2037	13,524	14,987
Freddie Mac, Series 3272, Class PA, 6.00% 2037	11,343	12,717
Freddie Mac 6.00% 2038	7,929	8,721
Freddie Mac 6.00% 2038	1,259	1,382
Freddie Mac 6.50% 2038	5,326	5,960
Freddie Mac 4.50% 2040	40,915	44,135
Freddie Mac 4.00% 2041	134,701	144,991
Freddie Mac 4.00% 2041	11,682	12,582
Government National Mortgage Assn. 10.00% 2021	280	313
Government National Mortgage Assn. 6.00% 2038	33,856	38,307
Government National Mortgage Assn. 6.50% 2038	15,511	17,574
Government National Mortgage Assn. 4.00% 2039	4,584	5,068
Government National Mortgage Assn. 4.00% 2039	4,261	4,710
Government National Mortgage Assn. 4.00% 2039	2,970	3,283
Government National Mortgage Assn. 4.00% 2040	21,768	24,423
Government National Mortgage Assn. 4.00% 2040	18,416	20,357
Government National Mortgage Assn. 4.00% 2040	13,361	14,769
Government National Mortgage Assn. 4.00% 2040	8,379	9,262
Government National Mortgage Assn. 4.00% 2040	7,524	8,317
Government National Mortgage Assn. 4.00% 2040	5,539	6,197
Government National Mortgage Assn. 4.00% 2040	5,511	6,183
Government National Mortgage Assn. 4.00% 2040	5,451	6,025
Government National Mortgage Assn. 4.00% 2040	4,266	4,715
Government National Mortgage Assn. 4.00% 2040	2,619	2,895
Government National Mortgage Assn. 4.00% 2040	480	530
Government National Mortgage Assn. 4.00% 2041	50,264	55,560
Government National Mortgage Assn. 4.00% 2041	18,557	20,512
Government National Mortgage Assn. 4.00% 2041	8,424	9,312
Government National Mortgage Assn. 4.00% 2041	1,570	1,735
Government National Mortgage Assn. 4.00% 2041	846	935
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.465% 20373	17,913	18,313
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-SB, 4.824% 2042	12,534	13,043
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.061% 20453	16,835	19,476
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20464	15,005	16,165
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20464	40,900	44,424
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.918% 20493	20,920	24,743
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20374	18,300	19,079
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20374	20,000	21,071
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20374	32,200	33,165
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.393% 20443	9,250	10,387
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	51,215	59,363
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.065% 20383	22,761	26,448
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	27,953	32,093
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	913	985
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	596	625
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	819	858
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,579	1,714
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	4,862	5,024
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	11,236	11,285
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	206	207
CS First Boston Mortgage Securities Corp., Series 2007-C4, Class A-4, 5.955% 20393	14,490	16,127
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20403	12,032	12,328
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	32,860	38,053
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20464	14,333	15,596
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 20464	9,500	11,425
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20453	6,788	7,575
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	2,000	2,311
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.893% (undated)3	13,569	15,653
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.483% 20453	25,000	25,153
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PW10, Class AM, 5.449% 20403	20,000	21,349
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20264	18,090	20,058
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	19,402	19,857
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	19,396	19,668
Bank of Montreal 2.85% 20154	17,000	18,078
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 2.616% 20353	17,127	17,024
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	14,242	14,654
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A-4, 5.56% 2039	11,880	13,778
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20583,4	4,293	4,446
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 2.81% 20333	3,564	3,403
		4,993,126

CORPORATE BONDS & NOTES — 8.93%
FINANCIALS — 2.66%
Goldman Sachs Group, Inc. 3.625% 2016	46,650	49,257
Murray Street Investment Trust I 4.647% 2017	20,000	21,503
Goldman Sachs Group, Inc. 5.25% 2021	20,000	22,093
Goldman Sachs Group, Inc. 5.75% 2022	20,000	23,085
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	4,445	4,803
Westfield Group 5.75% 20154	16,250	18,048
Westfield Group 5.70% 20164	30,520	34,481
Westfield Group 7.125% 20184	15,750	19,281
WEA Finance LLC 4.625% 20214	25,000	27,347
Citigroup Inc. 1.285% 20133	35,000	35,072
Citigroup Inc. 4.587% 2015	20,950	22,748
Citigroup Inc. 3.953% 2016	13,050	13,977
Citigroup Inc. 8.50% 2019	8,416	11,147
Bank of America Corp., Series L, 3.625% 2016	13,820	14,589
Bank of America Corp. 3.75% 2016	21,955	23,318
Bank of America Corp. 5.75% 2017	13,650	15,726
Bank of America Corp. 5.625% 2020	15,500	17,706
Bank of America Corp. 5.00% 2021	7,750	8,536
Wells Fargo & Co. 3.676% 2016	19,000	20,704
Wells Fargo & Co. 4.60% 2021	25,000	28,935
Wells Fargo & Co., Series I, 3.50% 2022	20,000	21,377
Prologis, Inc. 5.625% 2015	10,425	11,408
Prologis, Inc. 6.625% 2018	18,100	21,657
Prologis, Inc. 6.625% 2019	2,851	3,423
Prologis, Inc. 7.375% 2019	19,835	24,602
Kimco Realty Corp. 6.00% 2012	2,750	2,775
Kimco Realty Corp., Series C, 4.82% 2014	13,000	13,681
Kimco Realty Corp., Series C, 5.783% 2016	14,000	15,682
Kimco Realty Corp. 5.70% 2017	21,180	24,369
Barclays Bank PLC 2.50% 2013	8,500	8,553
Barclays Bank PLC 2.375% 2014	20,000	20,333
Barclays Bank PLC 5.125% 2020	18,000	20,268
JPMorgan Chase & Co. 3.45% 2016	15,000	16,009
JPMorgan Chase & Co. 3.25% 2022	31,000	31,505
CNA Financial Corp. 5.85% 2014	25,000	27,139
CNA Financial Corp. 6.50% 2016	16,000	18,452
ERP Operating LP 5.375% 2016	25,000	28,707
ERP Operating LP 4.75% 2020	12,000	13,750
Monumental Global Funding 5.50% 20134	12,000	12,265
Monumental Global Funding III 0.655% 20143,4	29,000	28,625
Hospitality Properties Trust 6.30% 2016	12,631	13,779
Hospitality Properties Trust 6.70% 2018	21,025	23,783
ACE INA Holdings Inc. 5.875% 2014	20,000	21,763
ACE INA Holdings Inc. 2.60% 2015	12,665	13,284
BNP Paribas 3.60% 2016	19,000	20,079
BNP Paribas 5.00% 2021	12,750	14,135
American International Group, Inc. 3.00% 2015	26,000	26,941
American International Group, Inc. 4.875% 2016	6,000	6,705
Toyota Motor Credit Corp. 1.375% 2013	16,500	16,658
Toyota Motor Credit Corp. 0.875% 2015	16,000	16,089
Royal Bank of Scotland PLC 3.40% 2013	13,150	13,404
Royal Bank of Scotland PLC 3.95% 2015	16,000	17,002
MetLife Global Funding I 5.125% 20134	12,000	12,291
MetLife Global Funding I 2.50% 20154	16,000	16,665
American Express Co. 6.15% 2017	22,800	27,771
Morgan Stanley, Series F, 2.875% 2014	18,000	18,246
Morgan Stanley 3.80% 2016	8,700	8,999
Simon Property Group, LP 6.75% 2014	8,495	9,161
Simon Property Group, LP 5.875% 2017	15,165	17,844
Berkshire Hathaway Inc. 2.20% 2016	23,000	24,195
Standard Chartered PLC 3.20% 20164	21,000	21,940
Boston Properties, Inc. 3.70% 2018	20,000	21,721
Bank of Nova Scotia 2.55% 2017	20,000	21,189
US Bancorp., Series T, 1.65% 2017	19,500	19,989
UBS AG 2.25% 2014	18,500	18,800
AXA SA, Series B, junior subordinated 6.379% (undated)3,4	19,680	17,909
Bank of New York Mellon Corp., Series G, 2.50% 2016	17,000	17,826
ANZ National (International) Ltd. 3.125% 20154	16,500	17,232
HCP, Inc. 5.375% 2021	15,000	17,145
BB&T Corp., Series C, 1.60% 2017	16,750	17,074
Westpac Banking Corp. 3.00% 2015	15,300	16,220
Principal Life Insurance Co. 5.30% 2013	15,500	15,927
New York Life Global Funding 5.25% 20124	15,000	15,027
Prudential Holdings, LLC, Series C, 8.695% 20232,4	11,500	14,712
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	13,000	13,379
Ford Motor Credit Co. 2.50% 2016	13,000	13,172
Household Finance Corp. 6.375% 2012	13,000	13,113
Toronto-Dominion Bank 2.375% 2016	12,000	12,637
Santander Issuances, SA Unipersonal 6.50% 20193,4	11,500	11,415
American Tower Corp. 4.625% 2015	10,000	10,779
Nationwide Mutual Insurance Co. 5.81% 20243,4	8,150	7,510
Developers Diversified Realty Corp. 7.875% 2020	5,215	6,734
		1,477,180

CONSUMER STAPLES — 0.95%
Kraft Foods Inc. 6.75% 2014	16,180	17,538
Kraft Foods Inc. 2.25% 20174	7,725	7,964
Kraft Foods Inc. 5.375% 20204	10,472	12,468
Kraft Foods Inc. 5.375% 2020	9,528	11,514
Kraft Foods Inc. 3.50% 20224	23,285	24,659
Kraft Foods Inc. 6.50% 20404	20,000	26,904
Anheuser-Busch InBev NV 3.625% 2015	36,500	39,221
Anheuser-Busch InBev NV 4.125% 2015	16,500	17,804
Anheuser-Busch InBev NV 1.375% 2017	16,000	16,218
Anheuser-Busch InBev NV 7.75% 2019	20,000	27,097
PepsiCo, Inc. 3.10% 2015	17,000	17,959
PepsiCo, Inc. 2.50% 2016	15,000	15,848
PepsiCo, Inc. 7.90% 2018	15,000	20,367
Altria Group, Inc. 9.25% 2019	5,067	7,206
Altria Group, Inc. 9.95% 2038	13,500	22,793
Altria Group, Inc. 4.25% 2042	20,000	19,989
SABMiller Holdings Inc. 2.45% 20174	20,245	21,201
SABMiller Holdings Inc. 4.95% 20424	20,000	23,401
Wal-Mart Stores, Inc. 2.875% 2015	11,700	12,402
Wal-Mart Stores, Inc. 2.80% 2016	25,000	26,854
Coca-Cola Co. 1.50% 2015	18,970	19,566
Coca-Cola Co. 1.80% 2016	17,500	18,271
Pernod Ricard SA 2.95% 20174	35,500	37,082
British American Tobacco International Finance PLC 2.125% 20174	16,000	16,390
British American Tobacco International Finance PLC 9.50% 20184	13,580	18,957
Procter & Gamble Co. 1.45% 2016	13,460	13,880
Lorillard Tobacco Co. 2.30% 2017	11,930	12,045
		525,598

HEALTH CARE — 0.88%
Cardinal Health, Inc. 4.00% 2015	37,100	39,992
Cardinal Health, Inc. 5.80% 2016	17,500	20,485
Cardinal Health, Inc. 4.625% 2020	20,000	22,800
Cardinal Health, Inc. 3.20% 2022	16,850	17,333
Medco Health Solutions, Inc. 2.75% 2015	10,095	10,567
Express Scripts Inc. 3.125% 2016	23,000	24,552
Express Scripts Inc. 3.90% 20224	20,565	22,454
Express Scripts Inc. 6.125% 20414	15,000	19,572
Amgen Inc. 2.50% 2016	27,875	29,301
Amgen Inc. 2.125% 2017	16,000	16,544
Amgen Inc. 5.375% 2043	25,000	29,124
UnitedHealth Group Inc. 6.00% 2017	22,170	27,039
UnitedHealth Group Inc. 6.00% 2018	35,000	43,047
GlaxoSmithKline Capital Inc. 4.85% 2013	26,200	26,932
GlaxoSmithKline Capital PLC 1.50% 2017	17,500	17,827
GlaxoSmithKline Capital PLC 2.85% 2022	21,500	22,383
Gilead Sciences, Inc. 3.05% 2016	18,425	19,826
Gilead Sciences, Inc. 4.40% 2021	4,870	5,547
Merck & Co., Inc. 2.40% 2022	18,000	18,189
Novartis Capital Corp. 2.90% 2015	16,000	17,003
Biogen Idec Inc. 6.00% 2013	13,500	13,796
Coventry Health Care, Inc. 6.30% 2014	11,955	13,067
DENTSPLY International Inc. 2.75% 2016	9,830	10,147
		487,527

ENERGY — 0.86%
Kinder Morgan Energy Partners, LP 6.00% 2017	29,610	34,816
Kinder Morgan Energy Partners, LP 4.15% 2022	12,855	13,917
StatoilHydro ASA 2.90% 2014	13,285	13,948
StatoilHydro ASA 1.80% 2016	16,000	16,642
Statoil ASA 3.125% 2017	16,500	18,104
Shell International Finance BV 1.875% 2013	16,500	16,632
Shell International Finance BV 1.125% 2017	21,000	21,103
Total Capital SA 3.00% 2015	17,000	18,104
Total Capital International 2.875% 2022	10,770	11,226
Total Capital International 2.70% 2023	2,730	2,790
Enbridge Energy Partners, LP, Series B, 6.50% 2018	12,250	14,886
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	16,369
Devon Energy Corp. 1.875% 2017	9,315	9,508
Devon Energy Corp. 3.25% 2022	19,500	20,335
Southwestern Energy Co. 4.10% 20224	26,000	27,657
Woodside Finance Ltd. 4.60% 20214	24,975	27,469
Enterprise Products Operating LLC 1.25% 2015	10,000	10,106
Enterprise Products Operating LLC 5.20% 2020	13,000	15,342
Transocean Inc. 2.50% 2017	6,000	6,042
Transocean Inc. 6.375% 2021	13,050	15,650
Transocean Inc. 7.35% 2041	1,880	2,479
Anadarko Petroleum Corp. 5.95% 2016	20,500	23,779
Cenovus Energy Inc. 4.50% 2014	15,000	16,099
Cenovus Energy Inc. 3.00% 2022	7,395	7,599
BG Energy Capital PLC 2.50% 20154	7,200	7,537
BG Energy Capital PLC 2.875% 20164	12,325	13,089
Petróleos Mexicanos 5.50% 2044	16,175	17,833
Williams Partners L.P. 4.125% 2020	13,500	14,679
Williams Partners L.P. 3.35% 2022	3,010	3,084
Canadian Natural Resources Ltd. 5.70% 2017	11,925	14,191
TransCanada PipeLines Ltd. 0.875% 2015	13,000	13,129
Enbridge Inc. 5.60% 2017	10,000	11,595
		475,739

INDUSTRIALS — 0.85%
General Electric Capital Corp. 1.09% 20143	50,000	50,236
General Electric Capital Corp., Series A, 2.25% 2015	21,500	22,283
General Electric Capital Corp. 2.95% 2016	9,305	9,849
General Electric Capital Corp. 2.30% 2017	26,100	26,864
General Electric Capital Corp., Series A, 6.00% 2019	15,000	18,274
General Electric Capital Corp. 3.15% 2022	22,000	22,151
United Technologies Corp. 1.80% 2017	8,435	8,760
United Technologies Corp. 3.10% 2022	46,000	49,134
United Technologies Corp. 4.50% 2042	22,060	24,864
Burlington Northern Santa Fe LLC 7.00% 2014	31,850	34,554
Burlington Northern Santa Fe LLC 4.10% 2021	7,000	7,776
Union Pacific Corp. 5.75% 2017	4,325	5,161
Union Pacific Corp. 5.70% 2018	29,150	35,557
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20162	2,742	2,826
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20192	6,688	7,154
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20192	3,747	4,065
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20202	6,864	7,465
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20222	6,537	7,109
Waste Management, Inc. 2.60% 2016	8,890	9,343
Waste Management, Inc. 4.60% 2021	15,000	17,120
Danaher Corp. 2.30% 2016	16,795	17,697
Atlas Copco AB 5.60% 20174	14,000	16,515
American Airlines, Inc., Series 2011-2, Class A, 8.625% 20232	14,557	15,603
Canadian National Railway Co. 4.95% 2014	6,000	6,344
Canadian National Railway Co. 1.45% 2016	8,900	9,082
CSX Corp. 5.75% 2013	7,670	7,852
CSX Corp. 6.25% 2015	5,990	6,829
Volvo Treasury AB 5.95% 20154	9,460	10,368
Norfolk Southern Corp. 5.75% 2016	7,615	8,750
		469,585

CONSUMER DISCRETIONARY — 0.84%
Time Warner Cable Inc. 6.75% 2018	37,620	47,382
Time Warner Cable Inc. 5.00% 2020	25,000	29,035
Time Warner Cable Inc. 4.00% 2021	15,000	16,574
Comcast Corp. 5.30% 2014	15,000	15,892
Comcast Corp. 6.30% 2017	16,750	20,666
Comcast Corp. 6.45% 2037	15,000	19,408
Comcast Corp. 6.95% 2037	24,250	33,162
Daimler Finance NA LLC 1.30% 20154	16,000	16,074
Daimler AG 2.40% 20174	25,000	25,811
Home Depot, Inc. 4.40% 2021	15,000	17,775
Home Depot, Inc. 5.95% 2041	15,000	20,476
Volkswagen International Finance NV 1.071% 20143,4	17,000	17,072
Volkswagen International Finance NV 2.375% 20174	20,000	20,797
Time Warner Inc. 5.875% 2016	14,210	16,869
Time Warner Inc. 6.25% 2041	15,000	19,097
Thomson Reuters Corp. 5.95% 2013	8,140	8,485
Thomson Reuters Corp. 6.50% 2018	20,815	26,345
NBCUniversal Media, LLC 2.875% 2016	16,000	16,964
NBCUniversal Media, LLC 2.875% 2023	8,235	8,220
Nordstrom, Inc. 6.75% 2014	10,000	11,013
Nordstrom, Inc. 4.00% 2021	6,245	7,038
Cox Communications, Inc. 5.45% 2014	15,500	17,057
Walt Disney Co. 0.875% 2014	15,500	15,671
Macy’s Retail Holdings, Inc. 7.875% 20153	10,000	11,751
Seminole Tribe of Florida 5.798% 20132,4	4,910	5,058
		463,692

TELECOMMUNICATION SERVICES — 0.73%
SBC Communications Inc. 5.10% 2014	15,000	16,319
AT&T Inc. 2.40% 2016	18,000	19,058
SBC Communications Inc. 5.625% 2016	24,300	28,486
BellSouth Capital Funding Corp. 7.875% 2030	51,500	69,399
SBC Communications Inc. 6.45% 2034	40,000	52,369
AT&T Inc. 5.35% 2040	7,000	8,469
Verizon Communications Inc. 3.00% 2016	34,000	36,656
Verizon Communications Inc. 6.25% 2037	20,000	26,483
Verizon Communications Inc. 4.75% 2041	3,100	3,584
Verizon Communications Inc. 6.00% 2041	7,900	10,518
Telecom Italia Capital SA 5.25% 2015	23,453	24,743
Telecom Italia Capital SA 6.999% 2018	11,992	13,281
Telecom Italia Capital SA 7.175% 2019	9,000	9,967
France Télécom 4.375% 2014	10,000	10,586
France Télécom 4.125% 2021	20,000	22,169
Deutsche Telekom International Finance BV 4.875% 2014	15,500	16,502
Deutsche Telekom International Finance BV 9.25% 2032	9,719	15,381
Deutsche Telekom International Finance BV 4.875% 20424	620	670
Telefónica Emisiones, SAU 3.992% 2016	18,000	17,955
		402,595

MATERIALS — 0.60%
ArcelorMittal 4.00% 20153	30,896	30,721
ArcelorMittal 5.25% 20203	20,000	19,273
ArcelorMittal 6.25% 20223	20,279	20,013
ArcelorMittal 7.00% 20393	25,000	22,954
Dow Chemical Co. 7.60% 2014	18,250	20,173
Rohm and Haas Co. 6.00% 2017	17,445	20,880
International Paper Co. 7.40% 2014	23,250	25,526
International Paper Co. 7.30% 2039	8,425	11,203
Newcrest Finance Pty Ltd. 4.45% 20214	15,500	15,924
Newcrest Finance Pty Ltd. 4.20% 20224	19,145	19,318
Rio Tinto Finance (USA) Ltd. 2.25% 2016	15,000	15,565
Rio Tinto Finance (USA) Ltd. 1.625% 2017	16,000	16,055
E.I. du Pont de Nemours and Co. 0.789% 20143	25,000	25,172
Xstrata Canada Financial Corp. 4.95% 20214	19,000	20,398
Ecolab Inc. 3.00% 2016	12,365	13,311
Teck Resources Ltd. 4.75% 2022	10,055	10,789
Cliffs Natural Resources Inc. 4.875% 2021	9,310	9,130
Cliffs Natural Resources Inc. 6.25% 2040	915	899
Anglo American Capital PLC 2.15% 20134	9,525	9,588
		326,892

UTILITIES — 0.41%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	45,500	47,238
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	12,522
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	18,000	19,035
PacifiCorp., First Mortgage Bonds, 5.65% 2018	2,465	3,048
MidAmerican Energy Holdings Co. 5.75% 2018	15,300	18,420
MidAmerican Energy Holdings Co. 5.95% 2037	6,125	7,712
E.ON International Finance BV 5.80% 20184	24,450	29,634
CenterPoint Energy Resources Corp. 4.50% 2021	18,751	21,302
Electricité de France SA 6.95% 20394	12,000	16,000
Entergy Corp. 4.70% 2017	14,600	15,939
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	12,373
Iberdrola Finance Ireland 3.80% 20144	11,000	11,204
Niagara Mohawk Power 3.553% 20144	10,000	10,501
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20182,4	2,847	3,095
		228,023

INFORMATION TECHNOLOGY — 0.15%
International Business Machines Corp. 1.95% 2016	52,500	54,894
International Business Machines Corp. 2.00% 2016	17,000	17,776
Cisco Systems, Inc. 2.90% 2014	10,000	10,532
		83,202

Total corporate bonds & notes		4,940,033

	Principal amount	Value
Bonds & notes	(000)	(000)

U.S. TREASURY BONDS & NOTES — 7.19%
U.S. TREASURY — 6.49%
U.S. Treasury 1.125% 2013	$99,333	$99,993
U.S. Treasury 1.375% 2013	138,667	139,710
U.S. Treasury 1.50% 2013	172,500	175,282
U.S. Treasury 2.75% 2013	291,500	299,528
U.S. Treasury 3.375% 2013	209,750	215,321
U.S. Treasury 4.25% 2013	189,835	196,561
U.S. Treasury 1.875% 2014	194,100	199,143
U.S. Treasury 2.625% 2014	175,000	182,290
U.S. Treasury 1.50% 2016	25,000	26,003
U.S. Treasury 4.50% 2016	58,500	66,610
U.S. Treasury 4.625% 2017	68,750	80,928
U.S. Treasury 1.125% 2019	180,500	182,327
U.S. Treasury 2.00% 2022	148,750	154,792
U.S. Treasury 6.25% 2023	295,500	429,028
U.S. Treasury 6.375% 2027	149,500	229,541
U.S. Treasury 5.25% 2029	15,000	21,057
U.S. Treasury 4.50% 2036	157,132	209,942
U.S. Treasury 4.625% 2040	214,720	295,139
U.S. Treasury 3.75% 2041	90,000	107,761
U.S. Treasury 4.75% 2041	160,750	225,590
U.S. Treasury 2.75% 2042	25,750	25,364
U.S. Treasury 3.125% 2042	35,250	37,549
		3,599,459

U.S. TREASURY INFLATION-PROTECTED SECURITIES5 — 0.70%
U.S. Treasury Inflation-Protected Security 1.875% 2013	37,424	38,539
U.S. Treasury Inflation-Protected Security 1.875% 2015	106,013	116,669
U.S. Treasury Inflation-Protected Security 2.125% 2019	53,358	65,516
U.S. Treasury Inflation-Protected Security 0.125% 2022	78,958	86,312
U.S. Treasury Inflation-Protected Security 2.375% 2025	60,775	82,604
		389,640

Total U.S. Treasury bonds & notes		3,989,099

FEDERAL AGENCY BONDS & NOTES — 0.28%
Freddie Mac 2.50% 2016	72,000	77,142
Freddie Mac 1.00% 2017	50,000	50,541
CoBank ACB 0.989% 20223,4	23,425	19,175
Fannie Mae 6.25% 2029	8,000	11,697
		158,555

ASSET-BACKED OBLIGATIONS2 — 0.16%
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	17,000	17,330
Chase Credit Card Owner Trust, Series 2003-4, Class B, 0.871% 20163	14,000	14,037
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	12,000	12,299
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 1.012% 20343	11,706	9,461
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20144	9,000	9,094
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 20333	2,563	2,665
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	3,395	3,506
Home Equity Asset Trust, Series 2004-2, Class M-1, 1.012% 20343	7,984	6,129
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	4,854	4,854
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.521% 20193,4	3,428	3,371
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 0.817% 20333	91	86
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	2,834	2,986
CWABS, Inc., Series 2004-BC1, Class M-1, 0.967% 20343	2,878	2,559
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.017% 20343	986	853
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 1.117% 20343	933	499
		89,729

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.11%
Polish Government 5.25% 2014	2,500	2,637
Polish Government 6.375% 2019	14,350	17,776
Province of Ontario, Series 1, 1.875% 2012	16,750	16,783
Latvia (Republic of) 5.25% 20174	13,500	14,884
France Government Agency-Guaranteed, Société Finance 2.875% 20144	10,460	10,945
		63,025

MUNICIPALS — 0.08%
State of California, Los Angeles Community College District (County of Los Angeles),
General Obligation Build America Bonds, 2008 Election, Taxable Series 2010-E, 6.60% 2042	15,000	20,331
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	15,475	16,385
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, 6.72% 2025	8,411	8,546
		45,262

MISCELLANEOUS — 0.03%
Other bonds & notes in initial period of acquisition		14,827

Total bonds & notes (cost: $13,252,360,000)		14,293,656

Short-term securities — 5.65%

Fannie Mae 0.09%–0.185% due 10/15/2012–7/1/2013	647,700	647,438
Freddie Mac 0.10%–0.18% due 10/2/2012–4/23/2013	548,629	548,469
Federal Home Loan Bank 0.115%–0.17% due 10/17/2012–3/22/2013	429,900	429,792
U.S. Treasury Bills 0.092%–0.158% due 10/11/2012–5/30/2013	359,000	358,870
Coca-Cola Co. 0.15%–0.21% due 11/14/2012–1/15/20134	165,500	165,448
Federal Farm Credit Banks 0.14%–0.20% due 10/16/2012–6/18/2013	128,000	127,940
Procter & Gamble Co. 0.12%–0.15% due 10/1–12/12/20124	121,200	121,181
E.I. duPont de Nemours and Co. 0.12%–0.15% due 10/16–11/14/20124	116,500	116,489
Jupiter Securitization Co., LLC 0.16%–0.17% due 10/5–11/1/20124	80,000	79,991
Chariot Funding, LLC 0.17% due 10/15/20124	30,000	29,998
Chevron Corp. 0.10%–0.11% due 10/11–10/18/20124	96,200	96,195
Wal-Mart Stores, Inc. 0.11%–0.12% due 10/3–10/16/20124	91,007	91,005
Bank of New York Mellon Corp. 0.11% due 10/11/20124	75,000	74,997
Paccar Financial Corp. 0.12%–0.17% due 10/16–12/13/2012	42,200	42,184
NetJets Inc. 0.12% due 10/11/20124	42,000	41,998
Google Inc. 0.09% due 10/16/20124	40,000	39,998
Variable Funding Capital Corp. 0.17% due 11/1/20124	35,000	34,995
National Rural Utilities Cooperative Finance Corp. 0.12% due 10/16/2012	25,000	24,999
Johnson & Johnson 0.17% due 11/1/20124	21,700	21,697
John Deere Credit Ltd. 0.15% due 10/2/20124	20,700	20,700
Straight-A Funding LLC 0.18% due 11/2/20124	20,000	19,996

Total short-term securities (cost: $3,134,255,000)		3,134,380

Total investment securities (cost: $44,606,432,000)		56,414,675
Other assets less liabilities		(984,885)

Net assets		$55,429,790

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
3Coupon rate may change periodically.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,050,046,000, which represented 3.70% of the net assets of the fund.

5Index-linked bond whose principal amount moves with a government price index.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2012 (dollars in thousands):

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$7,445,853	$—	$—	$7,445,853
Industrials	5,023,044	—	—	5,023,044
Consumer discretionary	4,975,230	—	—	4,975,230
Information technology	4,715,927	—	—	4,715,927
Energy	4,189,276	—	—	4,189,276
Health care	4,160,807	—	—	4,160,807
Consumer staples	3,385,528	—	—	3,385,528
Materials	2,064,177	—	—	2,064,177
Utilities	950,474	—	—	950,474
Telecommunication services	546,839	—	—	546,839
Miscellaneous	1,529,484	—	—	1,529,484
Bonds & notes:
Mortgage-backed obligations	—	4,993,126	—	4,993,126
Corporate bonds & notes	—	4,940,033	—	4,940,033
U.S. Treasury bonds & notes	—	3,989,099	—	3,989,099
Federal agency bonds & notes	—	158,555	—	158,555
Asset-backed obligations	—	89,729	—	89,729
Bonds & notes of governments &
government agencies outside the U.S.	—	63,025	—	63,025
Municipals	—	45,262	—	45,262
Miscellaneous	—	14,827	—	14,827
Short-term securities	—	3,134,380	—	3,134,380
Total	$38,986,639	$17,428,036	$—	$56,414,675

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$12,478,506
Gross unrealized depreciation on investment securities	(777,118)
Net unrealized appreciation on investment securities	11,701,388
Cost of investment securities for federal income tax purposes	44,713,287

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-011-1112O-S32852

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: November 28, 2012

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: November 28, 2012